N-2	Nov. 08, 2023
Cover [Abstract]
Entity Central Index Key	0001711933
Amendment Flag	false
Securities Act File Number	001-40344
Document Type	8-K
Entity Registrant Name	Akoya Biosciences, Inc.
Entity Address, Address Line One	100 Campus Drive
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	855
Local Phone Number	896-8401
Entity Emerging Growth Company	true
Entity Ex Transition Period	false